Gains (losses) from operating activities in the statement of income, included according to their nature (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Depreciation of Right-of-use Assets (contracts under IFRS 16)	$ 8,431	$ 7,951
Total	(107,017)	(117,180)	$ (118,126)
Administrative expenses [Member]
Statement [Line Items]
Remuneration and benefits to employees	(55,152)	(60,255)	(63,880)
Marketing costs	(2,377)	(3,911)	(3,078)
Amortization expense	(91)	(5)	(15)
Entertainment expenses	(4,858)	(5,783)	(4,805)
Advisory services	(13,880)	(13,862)	(12,848)
Leases	(3,111)	(3,653)	(4,556)
Insurance	(3,478)	(2,553)	(1,758)
Office expenses	(6,204)	(7,327)	(8,165)
Contractors	(5,079)	(4,874)	(5,730)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(2,617)	(2,501)	0
Other expenses, by nature	(10,170)	(12,456)	(13,291)
Total	$ (107,017)	$ (117,180)	$ (118,126)